SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:
%

Computers and electronic equipment	33
Furniture and office equipment	7

Schedule of Computation of Basic and Diluted Losses Per Share
The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2020	2019	2018

Numerator:
Net loss applicable to shareholders of ordinary shares	$(4,053)	$(1,279)	$(828)
Interest accrued on convertible preferred shares	-	(1,130)	(1,046)
Total loss attributed to ordinary shares	(4,053)	(2,409)	(1,874)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	3,243,943	576,556	576,556
Net loss per share of ordinary share, basic and diluted	$(1.25)	$(4.17)	$(3.24)